Principal Variable Contracts Funds, Inc.

Supplement dated February 15, 2019
to the Statement of Additional Information dated May 1, 2018
(as supplemented on June 18, 2018, July 30, 2018, August 10, 2018, September 17, 2018, October 9, 2018, and December 17, 2018)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
In the Advisor: Principal Global Investors, LLC (Equity Portfolio Managers) section, delete all references to Mohammed Zaidi.